SUPPLEMENT CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2025
Schedule of supplement cash flow information
	2025	2024
Net change in non-cash working capital items:
Inventory	$(4,721)	$1,053
Prepaid expenses and other assets	191	(373)
Taxes recoverable	(1,575)	6,385
Taxes payable	4,018	2,998
Accounts payable and accrued liabilities	3,792	(1,357)
Amounts receivable	(8,653)	(47)
Amounts due to related parties	(971)	(444)
	$(7,919)	$8,035
	2025	2024
Other supplementary information:
Interest paid	$342	$238
Taxes paid	7,023	12
	$7,365	$250

	2025	2024
Non-cash investing and financing activities:
Shares acquired under terms of option agreements	$189	$118
Transfer of share-based payments reserve upon vesting of RSUs	1,008	1,018
Transfer of share-based payments reserve upon exercise of stock options	4,768	1,515
Equipment acquired under finance leases and equipment loans	5,835	889
Transfer of SBC reserves upon cancellation of options	65	-
	$11,865	$3,540